Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Current Federal, State and Local, Tax Expense (Benefit) [Abstract]
Current - Federal			$ 3,000	$ 16,761
Current - State			(42,000)	66,306
Total current			(39,000)	83,067
Deferred - Federal			(1,984,000)	(1,000)
Deferred - State			(639,000)
Deferred - Foreign			(1,603,000)
Change in Valuation allowance			4,191,000
Total deferred			(35,000)	(1,000)
(Benefit from) provision for income taxes	$ 0	$ (3,500)	$ (74,000)	$ 82,067
Effective income tax rate	0.00%	0.25%	0.56%	(1.01%)